Other liabilities - Schedule of other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Deferred income	€ 5,794	€ 5,028
Other financial liabilities	7	79
Miscellaneous liabilities	134	91
OTHER LIABILITIES	5,935	5,198
Less non-current portion	(246)	(46)
CURRENT PORTION	€ 5,689	€ 5,152